Other income and expenses - net (Details) $ in Millions			12 Months Ended
	Dec. 28, 2023 EUR (€) tranche	Dec. 28, 2023 USD ($) tranche	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 28, 2023 USD ($)	Dec. 31, 2020 EUR (€)
analysis of information related to sale of subsidiary.
Foreign exchange gains (losses)			€ (942,000)	€ 99,000	€ 125,000
Income from government grants			220,000	563,000	344,000
Research collaborations where costs are shared equally			1,019,000	898,000	1,072,000
Cash and cash equivalents			€ 38,529,000	€ 190,286,000	€ 197,630,000		€ 146,854,000
AbCheck
analysis of information related to sale of subsidiary.
Gross purchase price	€ 5,800,000					$ 6.4
Consideration in cash to be paid	€ 4,900,000					5.4
Number of tranches for cash paid | tranche	2	2
Share subject to certain adjustments	€ 900,000					$ 1.0
Purchase price had been received	1,600,000	$ 1.8
Gain (loss) recognized on other income	4,300,000	$ 4.8
Cash and cash equivalents	642,000
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analysis of information related to sale of subsidiary.
Adjustment To Ampersand Shares	€ 300,000